Investments and loan receivable	6 Months Ended
Jun. 30, 2021
Investments and loan receivable
Investments and loan receivable

Note 5 – Investments and loan receivable

Investments and loan receivable comprised the following:

	At June 30,	At December 31,
	2021	2020
Equity investments	$266.5	$195.6
Loan receivable	38.4	37.1
Warrants	3.3	5.7
	$308.2	$238.4

The change in the fair value of equity investments recognized in other comprehensive income (loss) for the periods ended June 30, 2021 and 2020 were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2021	2020	2021	2020
Gain on changes in the fair value of equity investments at FVTOCI	$53.5	$42.6	$74.9	$1.9
Income tax expense in other comprehensive income	(6.8)	(5.6)	(9.6)	(0.2)
Gain on changes in the fair value of equity investments at FVTOCI, net of income tax	$46.7	37.0	$65.3	$1.7

(a)	Equity investments

Equity investments comprised the following:

	At June 30,	At December 31,
	2021	2020
Labrador Iron Ore Royalty Corporation	$239.9	$162.2
Other	26.6	33.4
	$266.5	$195.6

During the six months ended June 30, 2021, the Company disposed of equity investments with a cost of $4.6 million for gross proceeds of $12.7 million.

(b)	Loan receivable

The loan receivable was extended to Noront Resources Ltd. (“Noront”) as part of the Company’s acquisition of royalty rights in the Ring of Fire mining district of Ontario, Canada, in April 2015. The loan bears 7% interest, is secured by certain mining claims held by Noront in the Ring of Fire district, and has a maturity date of September 30, 2022.